Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in unrealized fair value of derivatives
Accumulated balance at beginning	$ (51.0)	$ (1.0)	$ (1.0)
Amount arising	41.0	(51.0)	0.0
Income taxes	(1.0)	1.0
Net	40.0	(50.0)	0.0
Accumulated balance at ending	(11.0)	(51.0)	(1.0)
Cumulative foreign currency translation adjustment
Accumulated balance at beginning	143.0	19.0	22.0
Amount arising	(95.0)	124.0	(3.0)
Income taxes	0.0	0.0
Net	(95.0)	124.0	(3.0)
Accumulated balance at ending	48.0	143.0	19.0
Employee defined benefit plan re- measurements
Accumulated balance at beginning	(3.0)	(3.0)	0.0
Amount arising	0.0	0.0	(3.0)
Income taxes	0.0	0.0
Net	0.0	0.0	(3.0)
Accumulated balance at ending	(3.0)	(3.0)	(3.0)
Accumulated balance at beginning, accumulated other comprehensive income	89.0	15.0	21.0
Amount arising, accumulated other comprehensive income	(54.0)	73.0	(6.0)
Income taxes, accumulated other comprehensive income	(1.0)	1.0
Total	(55.0)	74.0	(6.0)
Accumulated balance at ending, accumulated other comprehensive income	$ 34.0	$ 89.0	$ 15.0